UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         March 30, 2006 to May 15, 2006

Commission File Number of issuing entity: 333-126790-16


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173337, 32-0173338, 32-0173339
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On May 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-D, Revolving Home Equity Loan Asset Backed Notes, Series 2006-D.

         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 7. The unaudited consolidated financial statements as of March 31, 2006 and for the periods ended March 31, 2006 and 2005 of XL Capital Assurance Inc. and subsidiary, which appear as Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the period ended March 31, 2006 (filed on May 5, 2006; File No. 001-10804) and unaudited financial statements as of March 31, 2006 and for the periods ended March 31, 2006 and 2005 of XL Financial Assurance Ltd, which appear as
         Exhibit 99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the period ended March 31, 2006 (filed on May 5, 2006; File No. 001-10804) are incorporated by reference in this Form 10-D.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Certificateholders on  May 15, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-D (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Leon Daniels, Jr.
                           ------------------------
                           Leon Daniels, Jr.

                     Date: May 30, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Certificateholders



                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                  May 15, 2006


                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Group Report   ------------------------------------------------- 11
Delinquency Totals   ------------------------------------------------------- 11
Bankruptcy Group Report   -------------------------------------------------- 11
Foreclosure Group Report   ------------------------------------------------- 11
REO Group Report   --------------------------------------------------------- 12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                                           May 15, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A        525,000,000.00     525,000,000.00    9,368,608.20    3,395,255.21   12,763,863.41      0.00      0.00      515,631,391.80
2A      1,325,000,000.00   1,325,000,000.00   56,056,319.46    8,568,977.43   64,625,296.89      0.00      0.00    1,268,943,680.54
AIO                 0.00               0.00            0.00            0.00            0.00      0.00      0.00                0.00
C                   0.00               0.00            0.00            0.00            0.00      0.00      0.00                0.00
R1                  0.00               0.00            0.00            0.00            0.00      0.00      0.00                0.00
R2                100.00             100.00          100.00            0.00          100.00      0.00      0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  1,850,000,100.00   1,850,000,100.00   65,425,027.66   11,964,232.64   77,389,260.30      0.00      0.00    1,784,575,072.34
-----------------------------------------------------------------------------------------------------------------------------------
AIO1                0.00               0.00            0.00            0.00            0.00      0.00      0.00                0.00
AIO2                0.00               0.00            0.00            0.00            0.00      0.00      0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A         126685DS2       1,000.00000000        17.84496800    6.46715278      24.31212078     982.15503200        5.061250%
2A         126685DT0       1,000.00000000        42.30665620    6.46715278      48.77380897     957.69334380        5.061250%
R2         126685DR4       1,000.00000000     1,000.00000000    0.00000000   1,000.00000000       0.00000000        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     1,000.00000000        35.36487791    6.46715243      41.83203033     964.63512210
-----------------------------------------------------------------------------------------------------------------------------------

                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                                           May 15, 2006

General Information:
Record Date                                                                                                              05/12/2006
LIBOR Determination Date                                                                                                 03/28/2006
Payment Date                                                                                                             05/15/2006
Determination Date                                                                                                       05/10/2006
Interest Period
                Beginning                                                                                                03/30/2006
                Ending                                                                                                   05/14/2006
Number of Days in Interest Period                                                                                                46
Collection Period
                Beginning                                                                                                03/23/2006
                Ending                                                                                                   04/30/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance

Deposits
                Collections on Mortgage Loans
                Interest payments on Mortgage Loans                                                                    9,695,939.69
                Principal payments on Mortgage Loans                                                                  86,530,471.94
                Purchase Price (for Mortgage Loans modified by the Master Servicer)                                       30,583.22
                Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                0.00
                Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                      229,959.36
                Transfer Deposit Amount                                                                                        0.00
                Net Liquidation Proceeds (net of Foreclosure Profits)                                                          0.00
                Insurance Proceeds                                                                                             0.00
                Deposits by Master Servicer for losses on Eligible Investments                                                 0.00
                Investment income on Eligible Investments                                                                      0.00
                Servicer Advances                                                                                              0.00
                Termination purchase price (for 10% clean-up call)                                                             0.00
                Other Proceeds / Amounts
                Amount related to Principal                                                                           25,481,623.14
                Others                                                                                                 1,072,728.90
Total Deposits                                                                                                       123,041,306.25

                Deposit from Master Servicer of collections after the Cut-off Date
                        but prior to the Closing Date (excluding accrued interest)                                    16,052,687.73
Withdrawals
                Investment income on Eligible Investments paid to Master Servicer                                              0.00
                Amount withdrawn to purchase Additional Balances                                                               0.00
                Amount transferred to Payment Account                                                                119,757,714.17
                Other Permitted Withdrawal per the Sale and Servicing Agreement                                        3,283,592.08
Total Withdrawals                                                                                                    123,041,306.25

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00


PAYMENT ACCOUNT

Beginning Balance

Deposits
                Deposit from Collection Account                                                                      119,757,714.17
                Deposits by Master Servicer for losses on Eligible Investments                                                 0.00
                Investment income on Eligible Investments                                                                      0.00
                Cash Released from Additional Loan Account (First Payment Date)                                           21,861.74
                Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
                        (first two Payment Dates only)                                                                         0.00
                Deposit from Master Servicer for shortfalls due to longer
                        interest period or prefunding (first Payment Date only)                                        4,659,986.75
Total Deposits                                                                                                       124,439,562.66

Withdrawals
                Investment income on Eligible Investments paid to Master Servicer                                              0.00
                Payment pursuant to Section 8.03 of the Indenture                                                    124,439,562.66
Total Withdrawals                                                                                                    124,439,562.66

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00


POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                              0.00
                Amount deposited from amounts paid under the Policy                                                            0.00
                Amount transferred to Payment Account                                                                          0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                             0.00


Cash Released from Principal Reserve Fund                                                                                    100.00


DISTRIBUTIONS
Amounts to be Distributed                                                                                            124,439,562.66


Group 1

Investor Interest Collections                                                                                          3,448,921.87


Principal Collections                                                                                                  9,368,608.20


Subordinated Transferor Collections                                                                                            0.00

Credit Enhancement Draw Amount                                                                                                 0.00



Group 2

Investor Interest Collections                                                                                          8,704,421.87
Principal Collections                                                                                                 56,056,319.46


Subordinated Transferor Collections                                                                                            0.00

Credit Enhancement Draw Amount                                                                                                 0.00


Transaction Party Fees and Expenses

Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                                164,138.87
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               164,138.87

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer                0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer                 0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                       788,119.70
Amount paid to the Loan Insurance Policy Provider                                                                        788,119.70

Premium amount owing to the Insurer                                                                                       53,666.67
Premium amount paid to the Insurer                                                                                        53,666.67

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                  0.00
                (together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                  0.00
                (together with interest on such amounts) paid to the Credit Enhancer
Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                                499,049.84
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               499,049.84

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer                0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer                 0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                       769,029.47
Amount paid to the Loan Insurance Policy Provider                                                                        769,029.47

Premium amount owing to the Insurer                                                                                      135,444.44
Premium amount paid to the Insurer                                                                                       135,444.44

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                  0.00
                (together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                  0.00
                (together with interest on such amounts) paid to the Credit Enhancer


Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                           3,395,255.21
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                  0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                             3,395,255.21
Aggregate Investor Interest paid to Class 1-A Note                                                                     3,395,255.21
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                             0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                                   0.00


Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                           8,568,977.43
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                  0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                             8,568,977.43
Aggregate Investor Interest paid to Class 2-A Note                                                                     8,568,977.43
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                             0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                                   0.00


Principal Payments


Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                            0.00
Investor Loss Amount paid to Class 1-A Note                                                                                    0.00

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 1-A Note                                                                          0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
                per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                            0.00
Accelerated Principal Payment Amount paid to Class 1-A Note                                                                    0.00

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                          9,368,608.20
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                                  9,368,608.20

Transferor Principal Collections (paid to Transferor)                                                                          0.00



Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                            0.00
Investor Loss Amount paid to Class 2-A Note                                                                                    0.00

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 2-A Note                                                                          0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
                per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                            0.00
Accelerated Principal Payment Amount paid to Class 2-A Note                                                                    0.00

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                         56,056,319.46
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                                 56,056,319.46

Transferor Principal Collections (paid to Transferor)                                                                          0.00


Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                             0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class 1-A Note after application of Subordinated Transferor Collections                   0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
                to the Allocated Transferor Interest                                                                           0.00
Amount of Available Transferor Subordinated Amount
                prior to the Payment Date                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
                allocated to the Available Transferor Subordinated Amount                                                      0.00


Group 2
Required Amount for Class 2-A Note                                                                                             0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class 2-A Note after application of Subordinated Transferor Collections                   0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
                to the Allocated Transferor Interest                                                                           0.00
Amount of Available Transferor Subordinated Amount
                prior to the Payment Date                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
                allocated to the Available Transferor Subordinated Amount                                                      0.00


Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
                pursuant to Section 8.03(xvi) of the Indenture                                                                 0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
                Mortgage Loans during the related Collection period.                                                           0.00
Allocated Transferor Interest                                                                                                  0.00
Required Transferor Subordinated Amount                                                                                2,625,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                              0.00
                and Transferor Principal Collections                                                                           0.00

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                        0.00
Investor Floating Allocation Percentage for Class 1-A Note                                                                  100.00%
Liquidation loss amounts for Mortgage Loans                                                                                    0.00
Investor Loss Amount for Class 1-A Note                                                                                        0.00


Distributions to Issuer
Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
                pursuant to Section 8.03(xvi) of the Indenture                                                                 0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
                Mortgage Loans during the related Collection period.                                                           0.00
Allocated Transferor Interest                                                                                                  0.00
Required Transferor Subordinated Amount                                                                                6,625,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                              0.00
                and Transferor Principal Collections                                                                           0.00

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                        0.00
Investor Floating Allocation Percentage for Class 2-A Note                                                                  100.00%
Liquidation loss amounts for Mortgage Loans                                                                                    0.00
Investor Loss Amount for Class 2-A Note                                                                                        0.00


                Delinquency Group Report
                Group 1
                Category          Number       Principal Balance      Percentage
                1 Month              47           1,697,040.13           0.44%
                2 Month               2              62,835.00           0.02%
                3 Month               0                   0.00           0.00%
                Total                49           1,759,875.13           0.46%

                Delinquency Group Report
                Group 2
                Category          Number       Principal Balance      Percentage
                1 Month             114          13,047,837.82           1.03%
                2 Month              17           1,181,374.11           0.09%
                3 Month               0                   0.00           0.00%
                Total               131          14,229,211.93           1.12%

                Delinquency Totals
                Group Totals
                Category          Number       Principal Balance      Percentage
                1 Month             161          14,744,877.95           0.89%
                2 Month              19           1,244,209.11           0.08%
                3 Month               0                   0.00           0.00%
                Total               180          15,989,087.06           0.97%


                Bankruptcy Group Report
                Group Number           Number of Loans      Principal Balance    Percentage
                      1                       0                    0.00             0.00%
                      2                       8              151,597.90             0.01%
                Total                         8              151,597.90             0.01%


                Foreclosure Group Report
                Group Number           Number of Loans      Principal Balance    Percentage
                      1                       0                    0.00             0.00%
                      2                       0                    0.00             0.00%
                Total                         0                    0.00             0.00%


                REO Group Report
                Group Number           Number of Loans      Principal Balance    Percentage
                      1                       0                   0.00              0.00%
                      2                       0                   0.00              0.00%
                Total                         0                   0.00              0.00%



Loan Group 1                                                                                                                   0.00
Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                         0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00


Loan Group 2                                                                                                                   0.00
Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                         0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00


Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                       229,959.36
Mortgage Loans repurchased by Sponsor for Modifications                                                                   30,583.22


BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                         393,933,282.42
Prefunding Amt                                                                                                                 0.00
Ending Loan Group Balance                                                                                            384,586,535.96
Change in Loan Group Balance                                                                                           9,346,746.46
Principal Collections                                                                                                 19,675,665.91
Liquidation Loss Amount                                                                                                        0.00
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                             0.00
Additional Balances during Collection Period                                                                          10,328,919.45
Balance Check                                                                                                                  0.00

Group 2
Beginning Loan Group Balance                                                                                       1,197,719,611.92
Prefunding Amt                                                                                                       127,275,128.62
Ending Loan Group Balance                                                                                          1,268,938,421.08
Change in Loan Group Balance                                                                                          56,056,319.46
Principal Collections                                                                                                 92,588,691.27
Liquidation Loss Amount                                                                                                        0.00
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                             0.00
Additional Balances during Collection Period                                                                          36,532,371.81
Balance Check                                                                                                                  0.00


OTHER INFORMATION

Loan Group 1                                                                                                                   0.00
Allocated Transferor Interest (Beginning)                                                                                      0.00
Allocated Transferor Interest (Ending)                                                                                         0.00

Interest payments on Mortgage Loans                                                                                    2,291,812.77
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         4,401,180.44
Servicing Fee                                                                                                            164,138.87
Investor Interest Collections                                                                                          3,448,921.87

Beginning Loan Group Balance                                                                                         393,933,282.42
Principal payments on Mortgage Loans                                                                                  19,675,665.91
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       19,675,665.91
Investor Principal Collections                                                                                         9,368,608.20
Additional Balances                                                                                                   10,328,919.45
Ending Principal Balances                                                                                            384,586,535.96
Total Collections                                                                                                     23,124,587.78
Scheduled Principal Payment                                                                                            9,368,608.20

Mortgage Loans Average Daily Balance                                                                                 391,207,472.91
Number of Mortgage Loans at beginning of Collection Period                                                                11,155.00
Number of Mortgage Loans at end of Collection Period                                                                      10,940.00
Loan Group Balance at beginning of Collection Period                                                                 393,933,282.42
Loan Group Balance at end of Collection Period                                                                       384,586,535.96

Note Principal Balance of the Class 1-A Note                                                                         515,631,391.80
Original Note Principal Balance of the Class 1-A Note                                                                525,000,000.00
Class 1-A Factor                                                                                                               0.98

Weighted average remaining term of Mortgage Loans                                                                               298
Weighted Average Loan Rate                                                                                                9.158772%
Weighted Average Net Loan Rate                                                                                            7.582772%

Excess Interest                                                                                                                0.00

Loan Group 2                                                                                                                   0.00
Allocated Transferor Interest (Beginning)                                                                                      0.00
Allocated Transferor Interest (Ending)                                                                                         0.00

Interest payments on Mortgage Loans                                                                                    7,421,882.10
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         9,972,501.18
Servicing Fee                                                                                                            499,049.84
Investor Interest Collections                                                                                          8,704,421.87

Beginning Loan Group Balance                                                                                       1,197,719,611.92
Principal payments on Mortgage Loans                                                                                  92,588,691.27
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       92,588,691.27
Investor Principal Collections                                                                                        56,056,319.46
Additional Balances                                                                                                   36,532,371.81
Ending Principal Balances                                                                                          1,268,938,421.08
Total Collections                                                                                                    101,293,113.14
Scheduled Principal Payment                                                                                           56,056,319.46

Mortgage Loans Average Daily Balance                                                                               1,304,343,857.61
Number of Mortgage Loans at beginning of Collection Period                                                                15,871.00
Number of Mortgage Loans at end of Collection Period                                                                      18,247.00
Loan Group Balance at beginning of Collection Period                                                               1,197,719,611.92
Loan Group Balance at end of Collection Period                                                                     1,268,938,421.08

Note Principal Balance of the Class 2-A Note                                                                       1,268,943,680.54
Original Note Principal Balance of the Class 2-A Note                                                              1,325,000,000.00
Class 2-A Factor                                                                                                               0.96

Weighted average remaining term of Mortgage Loans                                                                               296

Weighted Average Loan Rate                                                                                                9.294062%
Weighted Average Net Loan Rate                                                                                            7.718062%

Excess Interest                                                                                                                0.00


LOAN MODIFICATION SUMMARY

Group 1
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                            125,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                         125,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.02%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                                0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                             0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.00%

Loans with Credit Limit Modification - current                                                                            93,900.00
Loans with Credit Limit Modification - cumulative                                                                         93,900.00
Loans with Credit Limit Modification - % of Initial                                                                           0.01%

Loans with Gross Margin Modification - current                                                                            28,900.00
Loans with Gross Margin Modification - cumulative                                                                         28,900.00
Loans with Gross Margin Modification - % of Initial                                                                           0.00%

Group 2
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                                  0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                               0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                                0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                             0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.00%

Loans with Credit Limit Modification - current                                                                           148,874.00
Loans with Credit Limit Modification - cumulative                                                                        148,874.00
Loans with Credit Limit Modification - % of Initial                                                                           0.02%

Loans with Gross Margin Modification - current                                                                                 0.00
Loans with Gross Margin Modification - cumulative                                                                              0.00
Loans with Gross Margin Modification - % of Initial                                                                           0.00%


CREDIT ENHANCER INFORMATION

Loan Group 1                                                                                                                   0.00
Credit Enhancement Draw Amount                                                                                                 0.00
Guaranteed Principal Payment Amount                                                                                            0.00
Guaranteed Payment                                                                                                     3,395,255.21

Loan Group 2                                                                                                                   0.00
Credit Enhancement Draw Amount                                                                                                 0.00
Guaranteed Principal Payment Amount                                                                                            0.00
Guaranteed Payment                                                                                                     8,568,977.43


ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
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